Discontinued operations and assets held for sale (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Discontinued operations and assets held for sale
Assets classified as held for sale		$ 0.0
Liabilities classified as held for sale	$ 0.0